Schedule of other operating expenses (revenues), net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Expenses
Leasing and rentals		R$ 6	R$ 11	R$ 20
Advertising		12	7	9
Own consumption of energy		28	24	21
Subsidies and donations		27	22	40
Onerous concession		3	3	3
Insurance		29	25	12
CCEE annual charge		6	6	6
Net loss (gain) on deactivation and disposal of assets		(97)	(81)	(88)
Forluz – Administrative running cost		32	30	30
Collection agents		85	86	88
Obligations deriving from investment contracts	[1]	11	9	32
Taxes and charges		16	7	10
Losses (gains) on investments	[2]	40	(13)
Other revenues (expenses)		2	(1)	135
Other operating expenses (revenues), net		R$ (394)	R$ (297)	R$ (494)

[1]	This refers to claims under the agreement made between Aliança Geração, Vale S.A. and Cemig. The action is provisioned at the cost of R$149 (R$119 on December 31, 2020), of which Cemig is responsible for R$52 (R$41 on December 31, 2020).
[2]	The Company injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee, and was recognized under Other expenses in the Company’s income statement.